Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Document Creation Date	dei_DocumentCreationDate	Jul. 21, 2020